Share Capital - Schedule of Earnings Per Share Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Earnings Per Share Basic and Diluted [Abstract]
Net income attributable to equity holders of the Company (Income Numerator)	$ 58,190	$ 36,306
Basic earnings per share (Income Numerator)	$ 58,190	$ 36,306
Basic earnings per share (Shares Denominator)	204,008,035	176,997,360
Basic earnings per share (Per-Share Amount)	$ 0.29	$ 0.21
Stock options and RSUs, Shares (Denominator)	2,293,935	2,140,250
Diluted earnings per share (Income Numerator)	$ 58,190	$ 36,306
Diluted earnings per share (Shares Denominator)	206,301,970	179,137,610
Diluted earnings per share (Per-Share Amount)	$ 0.28	$ 0.2